Acquisition (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
Jul. 03, 2012
Consideration:
Fair value of previously held equity interests	$ 5,439
Fair value of Himax Display Inc.’s ordinary shares	270
Cash	3
Total consideration transferred	5,712
Acquisition related costs included in G&A expense	347
Recognized amounts of identifiable assets acquired and liabilities assumed:
Current assets	632
Property and equipment	267
Other assets	35
Intangible assets	6,157
Current liabilities	(78)
Other liabilities	(1,610)
Deferred income taxes	(983)
Total identifiable net assets acquired	4,420
Goodwill	$ 1,292